Digital Assets and Digital Asset ETPs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025
Digital Assets and Digital Asset Etps [Abstract]
Fair value of prepaids and other current assets	$ 26,200	$ 8,200
Digital asset exchange traded products	$ 640,116		$ 1,145,428